Schedule of net P&L exposure (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net P and L Exposure	R$ (1,001,328)	R$ (110,210)
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Net P and L Exposure	(5,783)	(5,310)
Angola, Kwanza
IfrsStatementLineItems [Line Items]
Net P and L Exposure	318,660	(0)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Net P and L Exposure	33,381	112,672
Japan, Yen
IfrsStatementLineItems [Line Items]
Net P and L Exposure	77,178	29,976
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Net P and L Exposure	266,541	178,906
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net P and L Exposure	R$ (1,691,305)	R$ (426,454)